                                FIRST FOCUS FUNDS

                         Supplement dated March 16, 2007
                     to the Prospectus dated August 1, 2006
       as previously supplemented October 13, 2006, and December 12, 2006

            THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION
                    BEYOND THAT CONTAINED IN THE PROSPECTUS
             AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


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On page 2 of the prospectus, the percentage amount of 25% in the first sentence following the heading "MORTGAGE-RELATED SECURITIES" is deleted and the percentage amount of 75% is inserted in its place.

On page 6 of the prospectus, the percentage amount of 50% in the first sentence following the heading "MORTGAGE-RELATED SECURITIES" is deleted and the percentage amount of 75% is inserted in its place.

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On pages 5, 9, 12, 16, 18, 22, 25, and 27 of the prospectus, the phrase "or others" at the end of the first sentence of footnote (1) to the Fee Table on each of those pages is deleted, so that the first sentence of that footnote shall now read:

The table above reflects all fees the Fund's service providers are entitled to receive during the fiscal year ending March 31, 2007 pursuant to their contracts with the Fund.

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Immediately after the last sentence of the sub-section on page 35 of the prospectus entitled "Administrator and Distributor," the following sentences are inserted:

Additionally, Tributary may enter into an agreement with the Funds and BISYS Distribution Services, Inc. ("BISYS")(an affiliate of the Administrator and the Distributor), pursuant to which BISYS shall provide additional distribution support services, to certain Funds (the "Selected Funds"), under the terms of the BISYS AdvisorAdvantage Program (the "Program"). In the event that Tributary participates in the Program, it shall make payments, out of its own resources and at no additional cost to any of the Funds or their shareholders, to BISYS in return for which BISYS shall assist in generating sales of shares of the Selected Funds. Any such Program-related compensation, however, will not change the price that an investor pays for shares of Selected Funds.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                FIRST FOCUS FUNDS

                         Supplement dated March 16, 2007
  to the Statement of Additional Information (the "SAI") dated August 1, 2006, as previously supplemented October 13, 2006


             THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION
               BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ
                          IN CONJUNCTION WITH THE SAI.

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The last sentence of the last paragraph of the sub-section entitled "Other
Asset-Backed Securities" under the heading "INVESTMENT OBJECTIVES, POLICIES, AND RISKS", on Page 9 of the SAI is deleted in its entirety and the following is inserted in its place:

The Balanced Fund will not invest more than 5% of its assets in such other asset-backed securities. The Short-Intermediate Fund and the Income Fund will not, respectively, invest more than 75% of their assets in such other asset-backed securities and/or mortgage-related securities combined.


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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.